Stock-Based Compensation - Restricted Stock Unit Activity (Details) - $ / shares		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2023	Nov. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Units
Outstanding, Beginning Balance					47,194	31,043	31,043	48,045
Outstanding, Ending Balance							47,194	31,043
Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Weighted Average Grant Date Fair Value
Weighted-average grant date fair value, awarded					$ 7.92	$ 93.72
2014 Equity Incentive Plan [Member] | Restricted Stock Units
Number of Units
Awarded			0	0	75,324	50,098
2014 Equity Incentive Plan [Member] | Non-employee Directors [Member] | June 2023 [Member] | Restricted Stock Units
Number of Units
Outstanding, Beginning Balance					13,484
Awarded	16,181
Forfeited		(2,697)
Outstanding, Ending Balance							13,484
Weighted Average Grant Date Fair Value
Weighted-average grant date fair value, awarded	$ 37.08
2014 Equity Incentive Plan [Member] | Employees And Non-Employee Members Of Board Of Directors [Member] | Restricted Stock Units
Number of Units
Outstanding, Beginning Balance					47,194	31,043	31,043
Awarded					75,323		50,098
Vested and released					(30,494)		(16,939)
Forfeited					(11,362)		(17,008)
Outstanding, Ending Balance			80,661		80,661		47,194	31,043
Weighted Average Grant Date Fair Value
Weighted-average grant date fair value, outstanding, Beginning Balance					$ 111.24	$ 158.4	$ 158.4
Weighted-average grant date fair value, awarded					7.92		93.72
Weighted-average grant date fair value, vested and released					93.72		149.52
Weighted-average grant date fair value, forfeited					126.84		107.52
Weighted-average grant date fair value, outstanding, Ending Balance			$ 19.2		$ 19.2		$ 111.24	$ 158.4